Note 4 - Loan Payable	12 Months Ended
Jul. 31, 2012
Notes
Note 4 - Loan Payable

NOTE 4 – LOAN PAYABLE

In June 2012, the Company received an additional $200,100 from a third party. This advance is non-interest bearing, unsecured, and has no fixed terms of repayment. The loan proceeds were used by the Company to pay for the consulting expenses charged by Carlos Goodspeed and AMG Terrence Gorman in the amount of $50,000 and $50,000 respectively, and the sign on bonus expenses for certain officers of $42,500 incurred in 2012 by the Company.